Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	December 31
	2022	2021
	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	4,538	4,045
Furniture and office equipment	407	407
Leasehold improvements	657	657
Production equipment	668	308
Computers and software	3,270	2,697
	9,540	8,114
Less: accumulated depreciation	(6,750)	(5,373)
Property and equipment, net	2,790	2,741